Employee benefits	12 Months Ended
Mar. 31, 2016
Employee benefits
Employee benefits

21Employee benefits

Pursuant to the relevant PRC regulations, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to make various defined contributions organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at a rate of approximately 40% on a standard salary base as determined by the local Social Security Bureau. The amounts of the defined contributions of RMB14,337, RMB17,018 and RMB20,581 (US$3,191) for the years ended March 31, 2014, 2015 and 2016 respectively, were charged to expense in the consolidated statements of comprehensive income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

For the years ended March 31, 2014, 2015 and 2016, 50%, 51% and 55% of costs of employee benefits were recorded in sales and marketing expenses, respectively, with the remaining portion of the contributions recorded in general and administrative expenses, direct costs and research and development expenses of each year.

The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.